UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/09 - 9/30/09

Item 1 - Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 128.01% (d)
Aerospace and Defense - 1.74%
650	BE Aerospace Inc., Senior Notes,
	8.50%, 07/01/18	Ba3	665
1,625	GenCorp Inc., Senior Subordinated Notes,
	9.50%, 08/15/13	B1	1,353
625	Moog, Inc., Senior Notes,
	7.25%, 06/15/18	Ba3	600
200	Spirit Aerosystems, Inc., Senior Notes,
	7.50%, 10/01/17 (g)	B2	199
825	TransDigm Inc., Senior Subordinated Notes,
	7.75%, 07/15/14	B3	817
			3,634
Automobile - 3.75%
175	Affinia Group, Inc., Senior Notes,
	10.75%, 08/15/16 (g)	B1	188
150	Affinia Group, Inc., Senior Subordinated Notes,
	9%, 11/30/14	B3	142
1,825	Allison Transmission, Inc., Senior Notes,
	12%, 11/01/15 (g)(i)	Caa2	1,684
675	ArvinMeritor, Inc., Senior Notes,
	8.75%, 03/01/12	Caa2	655
850	Cooper Standard Automotive Inc., Senior Subordinated
	Notes, 8.375%, 12/15/14 (a)	(e)	122
1,725	Goodyear Tire & Rubber Company, Senior Notes,
	10.50%, 05/15/16	B1	1,880
525	KAR Holdings, Inc., Senior Notes,
	4.483%, 05/01/14	B3	472
1,700	KAR Holdings, Inc., Senior Subordinated Notes,
	10%, 05/01/15	Caa1	1,708
400	Tenneco Automotive, Inc., Senior Subordinated Notes,
	8.125%, 11/15/15	B3	384
275	Tenneco Automotive, Inc., Senior Subordinated Notes,
	8.625%, 11/15/14	Caa2	257
150	TRW Automotive, inc., Senior Notes,
	7%, 03/15/14 (g)	Caa2	138
275	United Components, Inc., Senior Subordinated Notes,
	9.375%, 06/15/13	Caa2	221
			7,851
Banking - .45%
825	Discover Financial Services,
	10.25%, 07/15/19	Ba1	951

Beverage, Food and Tobacco - 1.75%
375	Alliance One International , Inc., Senior Notes,
	10%, 07/15/16 (g)	B2	382
100	Alliance One International , Inc., Senior Notes,
	10%, 07/15/16 (g)	B2	102
75	Constellation Brands, Inc., Senior Notes,
	8.375%, 12/15/14	Ba3	78
475	Dole Food Company, Inc., Senior Notes,
	13.875%, 03/15/14 (g)	Caa1	561
100	JBS S.A., Senior Notes,
	9.375%, 02/07/11	B1	102
400	JBS USA, LLC Senior Notes,
	11.625%, 05/01/14 (g)	B1	430
200	Pinnacle Foods Finance LLC, Senior Notes,
	9.25%, 04/01/15	Caa2	203
100	Pinnacle Foods Finance LLC, Senior Subordinated Notes,
	10.625%, 04/01/17	Caa2	102

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

650	Tyson Foods, Inc., Senior Notes,
	8.25%, 10/01/11	B2	686
900	Tyson Foods, Inc., Senior Notes,
	10.50%, 03/01/14	Ba3	1,019
			3,665
Broadcasting and Entertainment - 8.14%
650	AMC Entertainment, Inc., Senior Notes,
	8.75%, 06/01/19	B1	671
450	Cinemark, USA, Inc., Senior Notes,
	8.625%, 06/15/19 (g)	B3	466
550	CSC Holdings, Inc., Senior Notes,
	7.625%, 07/15/18	Ba3	559
250	CSC Holdings, Inc., Senior Notes,
	8.50%, 04/15/14 (g)	Ba3	263
625	CSC Holdings, Inc., Senior Notes,
	8.625%, 02/15/19 (g)	Ba3	663
775	DIRECTV Holdings LLC, Senior Notes,
	6.375%, 06/15/15	Ba2	786
325	DIRECTV Holdings LLC, Senior Notes,
	7.625%, 05/15/16	Ba2	348
1,178	EchoStar DBS Corporation, Senior Notes,
	6.625%, 10/01/14	Ba3	1,151
375	EchoStar DBS Corporation, Senior Notes,
	7.75%, 05/31/15	Ba3	383
1,100	Gaylord Entertainment Company, Senior Notes,
	6.75%, 11/15/14	Caa2	1,012
575	Gaylord Entertainment Company, Senior Notes,
	8%, 11/15/13	Caa2	587
700	HSN, Inc., Senior Notes,
	11.25%, 08/01/16	Ba3	758
475	Kabel Deutschland GmbH, Senior Notes,
	10.625%, 07/01/14	B2	501
825	Lamar Media Corporation, Senior Subordinated Notes,
	6.625%, 08/15/15	B2	767
125	Lamar Media Corporation, Senior Subordinated Notes,
	Series B, 6.625%, 08/15/15	B2	114
100	Lamar Media Corporation, Senior Subordinated Notes,
	Series C, 6.625%, 08/15/15	B2	92
400	Lamar Media Corporation, Senior Subordinated Notes,
	9.75%, 04/01/14	Ba3	433
400	Mediacom Broadband LLC, Senior Notes,
	8.50%, 10/15/15	B3	404
500	Regal Cinemas Corporation, Senior Notes,
	8.625%, 07/15/19 (g)	B1	518
850	Sirius Satellite Radio, Inc., Senior Notes,
	9.625%, 08/01/13	Ca	771
250	Sirius XM Radio, Inc., Senior Notes,
	9.75%, 09/01/15 (g)	Caa2	254
2,394	Univision Communications, Inc., Senior Notes,
	10.50%, 03/15/15 (g)(i)	Caa2	1,856
700	Univision Communications, Inc., Senior Notes,
	12%, 07/01/14 (g)	B2	758
250	Videotron Ltee., Senior Notes,
	6.375%, 12/15/15	Ba2	239
1,000	Videotron Ltee., Senior Notes,
	6.875%, 01/15/14	Ba2	987
25	Videotron Ltee., Senior Notes,
	9.125%, 04/15/18 (g)	Ba2	27
50	Videotron Ltee., Senior Notes,
	9.125%, 04/15/18	Ba2	54
275	XM Satellite Radio, Inc., Senior Notes,
	11.25%, 06/15/13 (g)	Caa2	285
1,350	XM Satellite Radio, Inc., Senior Notes,
	13%, 08/01/13 (g)	Ca	1,323
			17,030

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

Building and Real Estate - 2.93%
825	Host Marriott, L.P., Senior Notes,
	6.75%, 06/01/16	Ba1	794
1,125	Icahn partners, Senior Notes,
	7.125%, 02/15/13	Ba3	1,083
700	K. Hovnanian Enterprises, Senior Notes,
	11.50%, 05/01/13	B2	738
950	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13	B2	917
200	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13	B2	193
800	United Rentals (North America), Inc., Senior Notes,
	10.875%, 06/15/16 (g)	B2	854
25	U.S. Concrete, Inc., Senior Subordinated Notes,
	8.375%, 04/01/14	B3	16
475	USG Corporation, Senior Notes,
	9.75%, 08/01/14 (g)	B1	496
800	Ventas Realty, Limited Partnership, Senior Notes,
	6.50%, 06/01/16	Ba1	776
275	Ventas Realty, Limited Partnership, Senior Notes,
	6.50%, 06/01/16	Ba1	267
			6,134
Cargo Transport - .59%
650	American Railcar Industries, Inc., Senior
	Notes, 7.50%, 03/01/14	Caa1	608
200	Kansas City Southern Railway Company, Senior Notes,
	13%, 12/15/13	B2	230
400	TFM, S.A. de C.V., Senior Notes,
	9.375%, 05/01/12	B2	403
			1,241
Chemicals, Plastics and Rubber - 3.63%
425	Ashland, Inc., Senior Notes,
	9.125%, 06/01/17 (g)	Ba3	457
600	Cognis Deutschland
	9.50%, 05/15/14 (g)	(e)	858
750	Hexion Specialty Chemicals, Inc., Senior Notes,
	9.75%, 11/15/14	Caa1	647
425	Huntsman International LLC, Senior Notes,
	7.875%, 11/15/14	B3	395
675	Huntsman International LLC, Senior Subordinated Notes,
	6.875%, 11/15/13 (g)	B3	879
1,000	INVISTA S.A.R.L., Senior Notes
	9.25%, 05/01/12 (g)	Ba3	1,005
1,300	Koppers Holdings Inc., Senior Notes,
	9.875%, 11/15/14 (b)	B2	1,307
500	Koppers Inc., Senior Secured Notes,
	9.875%, 10/15/13	Ba3	516
875	Nalco Company, Senior Notes,
	8.25%, 05/15/17(g)	Ba2	925
600	PolyOne Corporation, Senior Notes,
	8.875%, 05/01/12	B1	608
			7,597
Containers, Packaging and Glass - 7.26%
675	Ball Corporation, Senior Notes,
	7.125%, 09/01/16	Ba1	692
425	Ball Corporation, Senior Notes,
	7.375%, 09/01/19	Ba1	437
917	Boise Cascade, LLC, Senior Subordinated Notes,
	Notes, 7.125%, 10/15/14	Caa1	722
900	BWAY Corporation, Senior Subordinated Notes,
	10%, 04/15/14 (g)	B3	952
450	Cellu Tissue Holdings, Inc., Senior Secured Notes,
	11.50%, 06/01/14	B2	480

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

300	Clearwater Paper Corporation, Senior Notes,
	10.625%, 06/15/16 (g)	Ba3	324
800	Clondalkin Acquisition BV, Senior Notes,
	2.299%, 12/15/13 (g)	B1	656
500	Crown Americas, L.L.C., Senior Notes,
	7.75%, 11/15/15	B1	510
275	Domtar Inc., Senior Notes,
	5.375%, 12/01/13	Ba3	264
950	Domtar Inc., Senior Notes,
	7.125%, 08/15/15	Ba3	932
100	Domtar Inc., Senior Notes,
	9.50%, 08/01/16	Ba3	105
450	Georgia-Pacific Corporation, Senior Notes,
	7%, 01/15/15 (g)	Ba3	442
150	Georgia-Pacific Corporation, Senior Notes,
	7.70%, 06/15/15	B2	153
275	Georgia-Pacific LLC, Senior Notes,
	8.25%, 05/01/16 (g)	Ba3	285
1,075	Graham Packaging Company, L.P., Senior Subordinated
	Notes, 9.875%, 10/15/14	Caa1	1,107
100	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 8/15/13	B3	103
275	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 06/15/17 (g)	B3	292
325	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 06/15/17 (g)	B3	344
350	Greif Inc., Senior Notes,
	7.75%, 08/01/19 (g)	Ba2	352
300	International Paper Company, Senior Notes,
	9.375%, 05/15/19	Baa3	350
1,050	NewPage Corporation, Senior Secured Notes,
	11.375%, 12/31/14 (g)	B2	1,024
625	Owens-Brockway Glass Container, Inc., Senior Notes,
	7.375%, 05/15/16	Ba3	637
850	Plastipak Holdings, Inc., Senior Notes,
	8.50% 12/15/15 (g)	B3	850
275	Plastipak Holdings, Inc., Senior Notes,
	10.625%, 08/15/19 (g)	B3	294
475	Rock-Tenn Company, Senior Notes,
	8.20%, 08/15/11	Ba3	493
450	Rock-Tenn Company, Senior Notes,
	9.25%, 03/15/16	Ba3	481
475	Silgan Holdings, Inc., Senior Notes,
	7.25%, 08/15/16 (g)	Ba3	476
425	Smurfit Kappa Funding plc, Subordinated Notes,
	7.75%, 04/01/15	B2	364
700	Solo Cup Company, Senior Subordinated Notes,
	8.50%, 02/15/14	Caa2	665
375	Solo Cup Company, Senior Notes,
	10.50%, 11/01/13 (g)	B2	398
			15,184
Diversified/Conglomerate Manufacturing - 1.03%
725	Bombardier Inc., Senior Notes,
	6.30%, 05/01/14 (g)	Ba2	710
225	Bombardier Inc., Senior Notes,
	8%, 11/15/14 (g)	Ba2	231
750	H & E Equipment Services, Inc., Senior Notes,
	8.375%, 07/15/16	B3	701
500	Hawk Corporation, Senior Notes,
	8.75%, 11/01/14	B3	503
			2,145
Diversified/Conglomerate Service - 2.69%
875	First Data Corporation, Senior Notes,
	9.875%, 09/24/15	Caa1	805
1,239	First Data Corporation, Senior Notes,
	10.55%, 09/24/15 (i)	Caa1	1,066

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

725	First Data Corporation, Senior Subordinated Notes,
	11.25%, 03/31/16	Caa2	623
550	Hertz Corporation, Senior Notes,
	8.875%, 01/01/14	B2	553
725	Hertz Corporation, Senior Subordinated Notes,
	10.50%, 01/01/16	B3	752
1,100	Mobile Services Group, Inc. Senior Notes,
	9.75%, 08/01/14	B2	1,119
925	Sunstate Equipment Co, LLC, Senior Secured Notes,
	10.50%, 04/01/13 (g)	Caa3	703
			5,621
Diversified Natural Resources - .35%
725	Reliance Intermediate Holdings, L.P., Senior Notes,
	9.50%, 12/15/19 (g)	Ba2	737

Ecological - .92%
1,225	Casella Waste Systems, Inc., Senior Subordinated
	Notes, 9.75%, 02/01/13	Caa1	1,142
800	WCA Waste Corporation, Senior Notes,
	9.25%, 06/15/14	B3	784
			1,926
Electronics - 4.14%
475	Anixter Inc., Senior Notes,
	10%, 03/15/14	Ba2	503
800	Avago Technologies Finance Pte. Ltd., Senior Notes,
	10.125%, 12/01/13	Ba3	847
300	Avago Technologies Finance Pte. Ltd., Senior Subordinated
	Notes, 11.875%, 12/01/15	B2	327
675	Dycom Investments, Inc., Senior Subordinated Notes,
	8.125%, 10/15/15	Ba3	601
825	iPayment Inc., Senior Subordinated Notes,
	9.75%, 05/15/14	Caa1	553
943	iPayment Inc., Senior Subordinated Notes,
	12.75%, 07/15/14 (g)(i)	(e)	622
575	Jabil Circuit, Inc., Senior Notes,
	7.75%, 07/15/16	Ba1	582
250	Seagate Technology HDD Holdings, Inc., Senior Notes,
	6.375%, 10/01/11	Ba3	251
275	Seagate Technology HDD Holdings, Inc., Senior Notes,
	6.80%, 10/01/16	Ba3	252
725	Seagate Technology International, Inc., Senior Notes,
	10%, 05/01/14 (g)	Ba1	805
300	SS&C Technologies, Inc., Senior Subordinated Notes,
	11.75%, 12/01/13	Caa1	315
350	STATS ChipPAC Ltd., Senior Notes,
	6.75%, 11/15/11	Ba1	351
325	STATS ChipPAC Ltd., Senior Notes,
	7.50%, 07/19/10	Ba1	330
1,950	Sungard Data Systems Inc., Senior Notes,
	9.125%, 08/15/13	Caa1	1,979
325	Sungard Data Systems Inc., Senior Notes,
	10.625%, 05/15/15 (g)	Caa1	347
			8,665
Finance - 9.25%
900	E*Trade Financial Corporation, Senior Notes,
	7.375%, 09/15/13	B3	817
475	E*Trade Financial Corporation, Senior Notes,
	7.875%%, 12/01/15	B3	420
2,069	E*Trade Financial Corporation, Senior Notes,
	12.50%, 11/30/17 (i)	(e)	2,297
2,475	Ford Motor Credit Company LLC, Senior Notes,
	7.50%, 08/01/12	Caa1	2,382

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

1,225	Ford Motor Credit Company LLC, Senior Notes,
	8.70%, 10/01/14	Caa1	1,194
900	Ford Motor Credit Company LLC, Senior Notes,
	12%, 05/15/15	Caa1	995
650	Fresenius US Financial II Inc., Senior Notes,
	9%, 07/15/15 (g)	Ba1	715
650	GMAC LLC, Senior Notes,
	6.875%, 09/15/11 (g)	Ca	618
600	GMAC LLC, Senior Notes,
	6.875%, 09/15/11	Ca	567
250	GMAC LLC, Senior Notes,
	7.75%, 01/19/10 (g)	Ca	250
1,600	GMAC LLC, Senior Notes,
	8%, 11/01/31(g)	Ca	1,312
1,000	Janus Capital Group, Inc., Senior Notes,
	6.95%, 06/15/17	Baa3	948
975	Mobile Mini, Inc. Senior Notes,
	6.875%, 05/01/15	B2	885
425	Nuveen Investments, Inc., Senior Notes,
	5%, 09/15/10	Caa3	410
1,725	Nuveen Investments, Inc., Senior Notes,
	5.50%, 09/15/15	Caa3	1,156
1,000	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15 (g)	Caa3	855
500	Raymond James Financial Inc., Senior Notes,
	8.60%, 08/15/19	Baa2	552
1,025	Sears Roebuck Acceptance
	6.75%, 08/15/11	Ba3	995
400	SLM Corporation, Senior Medium Term Notes,
	5.375%, 05/15/14	Ba1	308
975	SLM Corporation, Senior Medium Term Notes,
	5.45%, 04/25/11	Ba1	922
925	SLM Corporation, Senior Medium Term Notes,
	8.45%, 06/15/18	Ba1	737
			19,335
Groceries - .68%
500	Great Atlantic and Pacific Tea Company, Inc., Senior Notes,
	11.375%, 08/01/15 (g)	B3	504
600	Ingles Markets, Inc., Senior Notes,
	8.875%, 05/15/17	B1	615
300	SuperValue Inc., Senior Notes,
	8%, 05/01/16	Ba3	310
			1,429
Healthcare, Education and Childcare - 8.34%
1,500	Biomet, Inc., Senior Notes,
	10.375%, 10/15/17	B3	1,594
475	Biomet, Inc., Senior Subordinated Notes,
	11.625%, 10/15/17	Caa1	518
425	Bio-Rad Laboratories, Inc., Senior Subordinated Notes,
	8%, 09/15/16 (g)	Ba3	441
275	Cengage Learning Acquisitions, Inc., Senior Notes,
	10.50%, 01/15/15 (g)	Caa2	263
725	Cengage Learning Acquisitions, Inc., Senior Subordinated
	Notes, 13.25%, 07/15/15 (g)	Caa2	674
500	CHS/Community Health Systems, Inc., Senior Notes,
	8.875%, 07/15/15	B3	512
300	DaVita, Inc., Senior Notes,
	6.625%, 03/15/13	B1	297
250	DaVita, Inc., Senior Subordinated Notes,
	7.25%, 03/15/15	B2	247
525	Education Management LLC, Senior Notes,
	8.75%, 06/01/14	B2	558
550	Education Management LLC, Senior Subordinated Notes,
	10.25%, 06/01/16	B3	610
250	FMC Financie III S.A., Senior Notes,
	6.875%, 07/15/17	Ba2	244

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

550	HCA, Inc., Senior Notes,
	8.50%, 04/15/19 (g)	Ba3	572
1,450	HCA, Inc., Senior Secured Notes,
	9.25%, 11/15/16	B2	1,490
2,095	HCA, Inc., Senior Secured Notes,
	9.625%, 11/15/16	B2	2,163
150	HCA, Inc., Senior Secured Notes,
	9.875%, 02/15/17 (g)	B2	160
875	Health Management Associates, Inc., Senior Notes,
	6.125%, 04/15/16	(e)	805
355	Healthsouth Corporation, Senior Notes,
	10.75%, 06/15/16	Caa1	385
200	Omnicare, Inc., Senior Subordinated Notes,
	6.75%, 12/15/13	B1	193
575	Omnicare, Inc., Senior Subordinated Notes,
	6.875%, 12/15/15	B1	549
250	Psychiatric Solutions, Inc., Senior Subordinated Notes,
	7.75%, 07/15/15 (g)	B3	241
725	Symbion, Inc., Senior Notes,
	11%, 08/23/15 (i)	Caa1	537
875	United Surgical Partners International, Inc., Senior
	Subordinated Notes, 8.875%, 05/01/17	Caa1	879
450	Universal Hospital Services, Inc., Senior Secured
	Notes, 4.635%, 06/01/15	B3	383
200	Universal Hospital Services, Inc., Senior Secured
	Notes, 8.50%, 06/01/15	B3	197
275	US Oncology, Inc., Senior Notes,
	9.125%, 08/15/17 (g)	Ba3	289
786	US Oncology, Inc., Senior Subordinated
	6.428%, 03/15/12 (i)	Caa1	686
375	US Oncology, Inc., Senior Subordinated
	Notes, 10.75%, 08/15/14	B3	393
375	Valeant Pharmaceuticals, International, Senior Notes,
	8.375%, 06/15/16 (g)	Ba3	382
500	Vanguard Health Holding Company I, LLC,
	Senior Notes, 11.25%, 10/01/15 (b)	Caa1	511
650	Vanguard Health Holding Company II, LLC, Senior
	Subordinated Notes, 9%, 10/01/14	Caa1	665
			17,438
Hotels, Motels, Inns and Gaming - 6.58%
925	Ameristar Casinos, Inc., Senior Notes,
	9.25%, 06/01/14 (g)	B2	955
450	Harrah’s Operating Company, Senior Notes,
	5.50%, 07/01/10	Ca	442
500	Harrah’s Operating Company, Senior Notes,
	10%, 12/15/18 (g)	Caa1	389
950	Harrah’s Escrow Corporation, Senior Notes,
	11.25%, 06/01/17 (g)	Caa1	955
425	Harrah’s Operating Company, Senior Notes,
	11.25%, 06/01/17 (g)	Caa1	427
750	Isle of Capri Casinos, Inc., Senior Notes
	7%, 03/01/14	Caa1	664
175	Little Traverse Bay Bands of Odawa Indians, Senior
	Notes, 10.25%, 02/15/14 (a)(g)	Ca	40
450	MGM Mirage, Senior Notes,
	6.75%, 09/01/12	Caa2	385
375	MGM Mirage, Senior Notes,
	10.375%, 05/15/14 (g)	B1	402
725	MGM Mirage, Senior Notes,
	11.125%, 11/15/17(g)	B1	799
1,075	MGM Mirage, Senior Notes,
	11.375%, 03/01/18 (g)	Caa2	1,013
125	MGM Mirage, Senior Notes,
	13%, 11/15/13 (g)	B1	144
200	MGM Mirage, Senior Subordinated Notes,
	8.375%, 02/01/11	Ca	184

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

750	Penn National Gaming, Inc., Senior Notes,
	6.75%, 03/01/15	B1	720
300	Penn National Gaming, Inc., Senior Subordinated Notes,
	8.75%, 08/15/19 (g)	B1	302
975	Pinnacle Entertainment, Inc., Senior Subordinated
	Notes, 7.50%, 06/15/15	Caa1	878
291	Pinnacle Entertainment, Inc., Senior Subordinated
	Notes, 8.25%, 03/15/12	Caa1	291
700	Pinnacle Entertainment, Inc., Senior Subordinated
	8.625%, 08/01/17 (g)	B2	704
1,300	Pokagon Gaming Authority, Senior Notes,
	10.375%, 06/15/14 (g)	B2	1,339
1,000	Shingle Springs Tribal Gaming Authority, Senior
	Secured Notes, 9.375%, 06/15/15 (g)	Caa1	710
750	Starwood Hotels and Resorts Worldwide, Inc., Senior Notes,
	7.875%, 10/15/14	Ba1	779
1,300	Wynn Las Vegas LLC, Senior Notes,
	6.625%, 12/01/14	Ba2	1,235
			13,757
Insurance - 1.69%
575	Centene Corporation, Senior Notes,
	7.25%, 04/01/14	Ba3	561
975	Hub International Limited, Senior Notes,
	9%, 12/15/14 (g)	B3	933
1,775	Hub International Limited, Senior Subordinated Notes,
	10.25%, 06/15/15 (g)	Caa1	1,653
425	USI Holdings Corporation, Senior Subordinated Notes,
	9.75%, 05/15/15 (g)	Caa1	377
			3,524
Leisure - .46%
450	Speedway Motorsports, Inc., Senior Notes,
	8.75%, 06/01/16 (g)	Ba1	476
475	Ticketmaster, Senior Notes,
	10.75%, 08/01/16	Ba3	488
			964
Machinery - 1.10%
1,125	Columbus McKinnon Corporation, Senior
	Subordinated Notes, 8.875%, 11/01/13	B1	1,136
200	CPM Holdings, Inc., Senior Notes,
	10.625%, 09/01/14 (g)	B2	207
350	Manitowoc Company, Inc., Senior Notes,
	7.125%, 11/01/13	Caa1	304
50	RBS Global, Inc., Senior Notes,
	9.50%, 08/01/14	Caa2	49
550	RSC Equipment Rental, Inc., Senior Notes
	10%, 07/15/17 (g)	B1	593
			2,289
Mining, Steel, Iron and Non-Precious Metals - 7.28%
500	Arch Coal, Inc., Senior Notes,
	8.75%, 08/01/16 (g)	B1	516
225	Compass Minerals International, Inc., Senior Notes,
	8%, 06/01/19 (g)	B1	229
350	ESCO Corporation, Senior Notes,
	4.174%, 12/15/13 (g)	B2	316
1,225	ESCO Corporation, Senior Notes,
	8.625%, 12/15/13 (g)	B2	1,200
1,125	Foundation PA Coal Company, Senior Notes,
	7.25%, 08/01/14	Ba3	1,119
1,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes,
	8.375%, 04/01/17	Ba2	1,063
1,750	Gibraltar Industries, Inc., Senior Subordinated Notes,
	8%, 12/01/15	B3	1,588

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

850	International Coal Group, Inc., Senior Notes,
	10.25%, 07/15/14	Caa3	774
107	Metals USA, Inc., Senior Notes,
	7.847%, 07/01/12 (i)	Caa2	78
550	Metals USA, Inc., Senior Secured Notes,
	11.125%, 12/01/15	Caa1	527
850	Novelis, Inc., Senior Notes,
	7.25%, 02/15/15	Caa1	731
575	Novelis, Inc., Senior Notes,
	11.50%, 02/15/15 (g)	Caa1	587
675	Reliance Steel and Aluminum Company, Senior Notes,
	6.20%, 11/15/16	Baa3	668
925	Ryerson, Inc., Senior Notes,
	12%, 11/01/15	Caa1	879
575	Steel Dynamics, Inc., Senior Notes,
	6.75%, 04/01/15	Ba2	549
700	Steel Dynamics, Inc., Senior Notes,
	7.375%, 11/01/12	Ba2	704
850	Teck Resources Limited, Senior Notes,
	9.75%, 05/15/14	Ba2	937
150	Teck Resources Limited, Senior Notes,
	10.25%, 05/15/16	Ba2	170
800	Teck Resources Limited, Senior Notes,
	10.75%, 05/15/19	Ba2	929
1,125	Tube City IMS Corporation., Senior Subordinated Notes,
	9.75%, 02/01/15	Caa1	911
800	United States Steel Corporation, Senior Notes,
	6.05%, 06/01/17	Ba3	747
			15,222
Oil and Gas - 13.27%
75	AmeriGas Partners, L.P., Senior Notes,
	7.125%, 05/20/16	Ba3	72
150	AmeriGas Partners, L.P., Senior Notes,
	7.25%, 05/20/15	Ba3	146
450	Berry Petroleum Company, Senior Notes,
	10.25%, 06/01/14	B2	480
525	Bill Barrett Corporation, Senior Notes,
	9.875%, 07/15/16	B1	554
250	Bristow Group, Inc. Senior Notes,
	6.125%, 06/15/13	Ba2	239
1,050	Bristow Group, Inc. Senior Notes,
	7.50%, 09/15/17	Ba2	1,000
25	Chesapeake Energy Corp., Senior Notes,
	6.375%, 06/15/15	Ba3	23
975	Chesapeake Energy Corp., Senior Notes,
	9.50%, 02/15/15	Ba3	1,026
200	Compagnie Generale De Geophysique-Veritas, Senior
	Notes, 7.50%, 05/15/15	Ba3	199
1,575	Compagnie Generale De Geophysique-Veritas, Senior
	Notes, 7.75%, 05/15/17	Ba3	1,567
1,700	Complete Production Services, Inc., Senior
	Notes, 8%, 12/15/16	B1	1,538
1,075	Compton Petroleum Finance Corporation, Senior
	Notes, 7.625%, 12/01/13	Caa2	812
450	Concho Resources, Inc., Senior Notes,
	8.625%, 10/01/17	B3	461
1,550	Connacher Oil and Gas Limited, Senior Notes,
	10.25%, 12/15/15 (g)	Caa2	1,263
225	Continental Resources, Inc., Senior Notes,
	8.25%, 10/01/19 (g)	B2	231
1,175	Copano Energy, LLC, Senior Notes,
	8.125%, 03/01/16	B1	1,137
575	Denbury Resources Inc., Senior Subordinated Notes,
	9.75%, 03/01/16	B1	610
350	El Paso Corporation, Senior Notes,
	8.25%, 02/15/16	Ba3	359

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

1,425	El Paso Corporation, Senior Notes,
	12%, 12/12/13	Ba3	1,628
575	Encore Acquisition Company, Senior Subordinated
	Notes, 6.25%, 04/15/14	B1	535
825	Encore Acquisition Company, Senior Subordinated
	Notes, 7.25%, 12/01/17	B1	771
125	Encore Acquisition Company, Senior Subordinated
	Notes, 9.50%, 05/01/16	B1	132
525	Ferrellgas, L.P., Senior Notes,
	6.75%, 05/01/14	Ba3	501
1,575	Ferrellgas Partners L.P., Senior Notes,
	8.75%, 06/15/12	B2	1,587
1,225	Forest Oil Corp., Senior Notes,
	7.25%, 06/15/19	B1	1,148
325	Forest Oil Corp., Senior Notes,
	8.50%, 02/15/14 (g)	B1	328
1,575	Hilcorp Energy I, L.P., Senior Notes,
	7.75%, 11/01/15 (g)	B3	1,488
475	Inergy, L.p., Senior Notes,
	8.75%, 03/01/15 (g)	B1	489
525	Mariner Energy, Inc., Senior Notes,
	11.75%, 06/30/16	B3	564
875	OPTI Canada Inc., Senior Secured Notes,
	7.875%, 12/15/14	Caa1	672
800	OPTI Canada Inc., Senior Secured Notes,
	8.25%, 12/15/14	Caa1	626
300	Penn Virginia Corporation, Senior Notes,
	10.375%, 06/15/16	B2	323
1,275	PetroHawk Energy Corporation, Senior Notes,
	9.125%, 07/15/13	B3	1,310
400	PetroHawk Energy Corporation, Senior Notes,
	10.50%, 08/01/14 (g)	B3	432
650	Quicksilver Resources, Inc., Senior Notes,
	11.75%, 01/01/16	B2	714
525	Range Resources Corporation, Senior Subordinated
	Notes, 7.50%, 05/15/16	Ba3	528
750	SandRidge Energy, Inc., Senior Notes,
	3.915%, 04/01/14	B3	664
75	SandRidge Energy, Inc., Senior Notes,
	8%, 06/01/18 (g)	B3	73
1,525	SandRidge Energy, Inc., Senior Notes,
	8.625%, 04/01/15	B3	1,514
			27,744
Personal, Food and Miscellaneous Services - 3.00%
400	ARAMARK Corporation, Senior Notes,
	5%, 06/01/12	B3	378
650	Brinker International, Inc., Senior Notes,
	5.75%, 06/01/14	Ba2	622
800	FTI Consulting, Inc., Senior Notes,
	7.625%, 06/15/13	Ba2	798
750	FTI Consulting, Inc., Senior Notes,
	7.75%, 10/01/16	Ba2	746
1,100	Mac-Gray Corporation, Senior Notes,
	7.625%, 08/15/15	B3	1,083
850	O’Charleys, Inc., Senior Subordinated Notes,
	9%, 11/01/13	Caa1	818
400	OSI Restaurant Partners, Inc., Senior Notes,
	10%, 06/15/15	Caa3	353
550	Wendy’s International Holdings, LLC, Senior Notes,
	10%, 07/15/16 (g)	B2	583
900	West Corporation, Senior Subordinated Notes,
	9.50%, 10/15/14	Caa1	882
			6,263
Personal Non-Durable Consumer Products - .65%
200	Acco Brands Corporation, Senior Notes,
	10.625%, 03/15/15 (g)	B2	209

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

675	Bausch & Lomb, Incorporated, Senior Notes,
	9.875%, 11/01/15	Caa1	709
375	Jarden Corporation, Senior Notes,
	8%, 05/01/16	B2	384
50	Visant Holding Corp., Senior Notes,
	10.25%, 12/01/13	B3	52
			1,354
Personal Transportation - 1.68%
850	American Airlines, Inc., Senior Notes,
	7.858%, 10/01/11	Ba1	848
825	Delta Airlines, Inc., Senior Notes,
	7.57%, 11/18/10	(e)	818
650	Delta Airlines, Inc., Senior Notes,
	9.50%, 09/15/14 (g)	Ba2	656
1,075	Delta Airlines, Inc., Senior Notes,
	11.75%, 03/15/15 (g)	B2	1,016
216	Northwest Airlines
	7.575%, 09/01/20	(e)	185
			3,523
Printing and Publishing - 2.64%
151	Affinity Group Holding, Inc., Senior Notes,
	10.875%, 02/15/12 (a)	Ca	60
850	Affinity Group Inc., Senior Subordinated Notes,
	9%, 02/15/12	Caa2	593
1,100	Deluxe Corporation, Senior Notes,
	7.375%, 06/01/15	Ba2	1052
475	Interpublic Group of Companies, Inc., Senior Notes,
	10%, 07/15/17 (g)	Ba3	513
450	Local Insight Regatta Holdings, Inc., Senior Subordinated
	Notes, 11%, 12/01/17	Caa3	225
425	Nielsen Finance LLC, Senior Notes,
	10%, 08/01/14	Caa1	427
350	Nielsen Finance LLC, Senior Notes,
	11.50%, 05/01/16	Caa1	372
675	Nielsen Finance LLC, Senior Subordinated Notes,
	12.50%, 08/01/16 (b)	Caa1	537
950	Nielsen Finance LLC, Senior Notes,
	11.625%, 02/01/14	Caa1	1,019
800	Valassis Communications, Inc., Senior Notes,
	8.25%, 03/01/15	B3	716
			5,514
Retail Stores - 6.40%
1,675	Ace Hardware Corporation, Senior Notes,
	9.125%, 06/01/16 (g)	Ba2	1,755
650	Brown Shoe Company, Inc., Senior Notes,
	8.75%, 05/01/12	B3	639
750	Burlington Coat Factory Warehouse, Corp, Senior Notes,
	11.125%, 04/15/14	Caa1	735
300	Dollarama Group, L.P., Senior Subordinated Notes,
	8.875%, 08/15/12	B2	311
1,075	Dollar General Corporation, Senior Subordinated Debentures,
	11.875%, 07/15/17	Caa1	1,204
500	GameStop Corp., Senior Notes,
	8%, 10/01/12	Ba1	516
1,150	Leslie’s Poolmart, Inc., Senior Notes,
	7.75%, 02/01/13	B2	1,147
75	Limited Brands, Inc., Senior Notes,
	6.90%, 07/15/17	Ba3	70
425	Limited Brands, Inc., Senior Notes,
	8.50%, 06/15/19 (g)	Ba2	442
1,100	Nebraska Book Company, Inc., Senior Subordinated
	Notes, 8.625%, 03/15/12	Caa1	965

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

1,154	Neiman Marcus Group, Inc., Senior Notes,
	9.75%, 10/15/15 (i)	Caa2	981
600	Neiman Marcus Group, Inc., Senior Subordinated
	Notes, 10.375%, 10/15/15	Caa3	515
1,000	Pantry, Inc., Senior Subordinated Notes,
	7.75%, 02/15/14	Caa1	930
1,050	QVC, Inc., Senior Notes,
	7.50%, 10/01/19 (g)	Ba2	1,053
225	Rite Aid Corporation, Senior Notes,
	9.75%, 06/12/16 (g)	B3	242
250	Rite Aid Corporation, Senior Notes,
	10.375%, 07/15/16	Caa2	247
800	Sally Holdings, LLC, Senior Notes,
	9.25%, 11/15/14 .	B3	830
150	Sally Holdings, LLC, Senior Notes,
	10.50%, 11/15/16	Caa1	157
675	Yankee Candle Company, Inc., Senior Notes,
	8.50%, 02/15/15	B3	643
			13,382
Telecommunications - 19.27%
1,325	American Tower Corporation, Senior Notes,
	7.25%, 05/15/19 (g)	Ba1	1,351
875	Broadview Networks Holdings, Inc., Senior Secured
	Notes, 11.375%, 09/01/12	B3	801
675	CC Holdings GS V LLC, Senior Notes,
	7.75%, 05/01/17(g)	Ba1	702
650	Cincinnati Bell Inc., Senior Notes,
	7%, 02/15/15	Ba3	617
100	Cricket Communications, Inc., Senior Notes,
	7.75%, 05/15/16 (g)	Ba2	102
1,600	Cricket Communications, Inc., Senior Notes,
	9.375%, 11/01/14	B3	1,624
575	Cricket Communications, Inc., Senior Notes,
	10%, 07/15/15	B3	595
1,275	Crown Castle International Corporation, Senior Notes,
	9%, 01/15/15	B2	1,345
1,850	Digicel Group Limited, Senior Notes,
	8.875%, 01/15/15 (g)	Caa1	1,720
1,475	Digicel Limited, Senior Notes,
	9.25%, 09/01/12 (g)	B1	1,475
325	Frontier Communications Corporation, Senior Notes,
	6.25%, 01/15/13	Ba2	322
650	Frontier Communications Corporation, Senior Notes,
	8.25%, 05/01/14	Ba2	669
900	GCI, Inc., Senior Notes,
	7.25%, 02/15/14	B3	846
225	Geoeye, Inc., Senior Notes,
	9.625%, 10/01/15 (g)	B1	228
425	Hughes Network Systems, LLC, Senior Notes,
	9.50%, 04/15/14	B1	428
505	Intelsat (Bermuda), Ltd., Senior Notes,
	11.50%, 02/04/17 (g)(i)	Caa2	472
500	Intelsat Corporation, Senior Notes,
	9.25%, 06/15/16	B3	512
500	Intelsat Ltd., Senior Notes,
	11.25%, 06/15/16	Caa2	535
375	Intelsat Subsidiary Holding Company, Ltd., Senior
	Notes, 8.875%, 01/15/15 (g)	B3	384
1,050	Intelsat Subsidiary Holding Company, Ltd., Senior Notes,
	12.50%, 02/04/17 (g)	Caa2	1,045
1,337	iPCS, Inc., Senior Secured Notes,
	3.733%, 05/01/14 (i)	Caa1	1,023
725	Level 3 Financing, Inc., Senior Notes,
	9.25%, 11/01/14.	Caa1	640
425	Level 3 Financing, Inc., Senior Notes,
	12.25%, 03/15/13	Caa1	431
1,350	MetroPCS Wireless, Inc., Senior Notes,
	9.25%, 11/01/14	B3	1,380

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

50	MetroPCS Wireless, Inc., Senior Notes,
	9.25%, 11/01/14	B3	51
75	Millicom International Cellular S.A., Senior Notes,
	10%, 12/01/13	B1	78
950	Nextel Communications, Senior Notes,
	6.875%, 10/31/13	Ba2	879
350	Nextel Communications, Senior Notes,
	7.375%, 08/01/15	Ba2	314
1,300	NII Capital Corporation, Senior Notes,
	10%, 08/15/16 (g)	B1	1,365
1,650	Nordic Telephone Company Holdings ApS., Senior
	Notes, 8.875%, 05/01/16 (g)	B1	1,710
300	Orascom Telecom Finance S.C.A., Senior Notes,
	7.875%, 02/08/14 (g)	B3	286
700	Paetec Holding Corporation, Senior Notes,
	8.875%, 06/30/17 (g)	B1	669
525	Paetec Holding Corporation, Senior Notes,
	9.50%, 07/15/15	Caa1	479
550	Qwest Corporation, Senior Notes,
	8.375%, 05/01/16 (g)	Ba1	565
450	Qwest Communications International, Inc., Senior Notes,
	7.50%, 02/15/14	Ba3	443
725	Qwest Communications International, Inc., Senior Notes,
	8%, 10/01/15 (g)	Ba3	721
675	SBA Telecommunications, Inc., Senior Notes,
	8%, 08/15/16 (g)	Ba2	692
525	SBA Telecommunications, Inc., Senior Notes,
	8.25%, 08/15/19 (g)	Ba2	541
550	Sprint Capital Corporation, Senior Notes,
	6.875%, 11/15/28	Ba2	462
700	Sprint Capital Corporation, Senior Notes,
	8.375%, 03/15/12	Ba2	725
1,475	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	Ba2	1,394
350	Sprint Nextel Corporation, Senior Notes,
	6%, 12/01/16	Ba2	308
2,925	Sprint Nextel Corporation, Senior Notes,
	8.375%, 08/15/17	Ba2	2,910
1,250	Telesat Canada, Senior Notes,
	11%, 11/01/15	Caa1	1,325
475	Telesat Canada, Senior Subordinated Notes,
	12.50%, 11/01/17	Caa1	506
400	Terremark Worldwide, Inc., Senior Notes,
	12%, 06/15/17 (g)	B2	440
500	Valor Telecommunications Enterprise, LLC, Senior
	Notes, 7.75%, 02/15/15	Baa3	512
1,550	Wind Acquistion Finance S.A., Senior Notes,
	10.75%, 12/01/15 (g)	B2	1,707
1,200	Wind Acquistion Finance S.A., Senior Notes,
	11.75%, 07/15/17 (g)	B2	1,362
500	Windstream Corporation, Senior Notes,
	8.125%, 08/01/13	Ba3	516
100	Windstream Corporation, Senior Notes,
	8.625%, 08/01/16	Ba3	102
			40,309
Textiles and Leather - .19%
500	AGY Holding Corp., Senior Secured Notes,
	11%, 11/15/14	B3	403

Utilities - 6.16%
50	AES Corporation, Senior Notes,
	7.75%, 03/01/14	B1	50
1,300	AES Corporation, Senior Notes,
	9.75%, 04/15/16 (g)	B1	1,417
850	Dynegy Holdings Inc., Senior Notes
	7.50%. 06/01/15	B3	782

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

1,750	Dynegy Holdings Inc., Senior Notes
	7.75%, 06/01/19	B3	1,496
975	Energy Future Holding Corporation, Senior Notes,
	10.875%, 11/01/17	Caa2	739
2,243	Energy Future Holding Corporation, Senior Notes,
	12%, 11/01/17 (i).	Caa2	1,491
925	Mirant Americas Generation, LLC, Senior Notes,
	8.30%, 05/01/11	B3	939
400	North American Energy Alliance, LLC, Senior Notes,
	10.875%, 06/01/16 (g)	Ba3	410
750	NRG Energy, Inc., Senior Notes,
	7.375%, 02/01/16	B1	728
950	NRG Energy, Inc., Senior Notes,
	7.375%, 01/15/17	B1	921
975	PNM Resources, Inc., Senior Notes,
	9.25%, 05/15/15	Ba2	985
600	RRI Energy, Inc., Senior Notes,
	7.625%, 06/15/14	B2	590
450	RRI Energy, Inc., Senior Notes,
	7.875%, 06/15/17	B2	439
473	RRI Energy, Inc., Senior Secured Notes,
	6.75%, 12/15/14	B1	485
225	Sierra Pacific Resources, Senior Notes,
	7.803%, 06/15/12	Ba3	228
500	Sierra Pacific Resources, Senior Notes,
	8.625%, 03/15/14	Ba3	514
713	Texas Competitive Electric Holdings, Senior Notes,
	11.25%, 11/01/16 (i)	Caa2	488
175	Williams Companies, Inc., Senior Notes,
	7.625%, 07/15/19	Baa3	189
			12,891
	Total Corporate Debt Securities (Total cost of $259,674)		267,722

CONVERTIBLE DEBT SECURITIES - 4.55% (d)
Broadcasting and Entertainment - .38%
252	Lions Gate Entertainment Corporation, Senior Subordinated
	Notes, 2.938%, 10/15/24	(e)	227
775	XM Satellite Radio, Inc., Senior Notes,
	7%, 12/01/14 (g)	(e)	566
			793
Building and Real Estate - .93%
685	American Real Estate Partners, Senior Notes,
	4%, 08/15/13 (g)	(e)	564
337	D.R. Horton, Inc., Senior Notes,
	2%, 05/15/14	Ba3	383
750	Host Hotels and Resorts L.P., Senior Debentures,
	2.625%, 04/15/27 (g)	(e)	675
363	Kilroy Realty L.P.,
	3.25%, 04/15/12 (g)	(e)	323
			1,945
Chemicals, Plastic and Rubber - .06%
195	Hercules Offshore, Inc., Senior Notes,
	3.375%, 06/01/38 (g)	(e)	133

Electronics - .73%
750	Advanced Micro Devices, Inc., Senior Notes,
	5.75%, 08/15/12	(e)	637
333	Advanced Micro Devices, Inc., Senior Notes,
	6%, 05/01/15	(e)	248
750	Lucent Technologies, Inc., Senior Debentures,
	2.875%, 06/15/25	B1	635
			1,520

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

Finance - .52%
445	E*Trade Financial Corporation, Senior Notes,
	08/31/19 (f)	(e)	754
384	NASDAQ OMX Group, Inc., Senior Notes,
	2.50%, 08/15/13	Ba2	333
			1,087
Mining, Steel, Iron and Non-Precious Metals - .42%
380	Massey Energy Company, Senior Notes,
	3.25%, 08/01/15	(e)	301
350	Peabody Energy Corporation, Junior
	Subordinated Debentures, 4.75%, 12/15/66	Ba3	309
230	Steel Dynamics, Inc., Senior Notes,
	5.125%, 06/15/14	(e)	271
			881
Oil and Gas - .39%
352	Bill Barrett Corporation, Senior Notes,
	5%, 03/15/28	(e)	330
81	Helix Energy Corp., Senior Notes,
	3.25%, 12/15/25	(e)	71
450	Pennsylvania Virginia Corporation, Senior Notes,
	4.50%, 11/15/12	(e)	406
			807
Personal Transportation - .62%
593	AirTran Holdings, Inc., Senior Notes,
	7%, 07/01/23	Ca	583
309	AMR Corporation, Senior Notes,
	6.25%, 10/15/14	(e)	329
400	JetBlue Airways Corporation, Senior
	Debentures, 3.75%, 03/15/35	Ca	394
			1,306
Telecommunications - .50%
575	Leap Wireless International, Inc., Senior Notes,
	4.50%, 07/15/14	Caa1	472
511	SBA Communication, Senior Notes,
	4%, 10/01/14 (g)	(e)	567
			1,039
	Total Convertible Debt Securities (Total cost of $7,716)		9,511

BANK DEBT SECURITIES - 2.63% (d)
Electronics - 1.27%
729	Information Global Solutions Holdings, Ltd.,
	4.00%, 07/28/12 (h)	B1	658
500	Infor Global Solutions, Holdings, Ltd.,
	6.496%, 03/02/14 (h)	Caa2	329
1,965	Palm Inc.
	3.77%, 04/24/14 (h)	B3	1,660
			2,647
Hotels, Motels, Inns and Gaming - .46%
1,000	Pokagon Gaming,
	9% 08/15/12 (h)	(e)	955

Leisure, Amusement and Entertainment - .42%
980	Town Sports International LLC,
	2.063%, 02/27/14 (h)	Ba2	887

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

Oil and Gas - .21%
500	Dresser, Inc.,
	5.994%, 05/04/15 (h)	B3	433

Telecommunications - .27%
750	Trilogy International Partners LLC,
	3.783%, 06/29/12 (h)	B2	570

	Total Bank Debt Securities (Total cost of $6,559)		5,492

Shares
PREFERRED STOCK - 1.64% (d)
Broadcasting and Entertainment - .06%
495	Spanish Broadcasting System, Inc., Series B,
	Preferred Stock, 10.75% (c)(f)	C	124

Electronics - 1.23%
3,400	Lucent Technologies Capital Trust I,
	Convertible Preferred Stock, 7.75%	B3	2,566

Finance - .22%
925	SLM Corporation, Series C,
	Convertible Preferred Stock, 7.25%	Ba3	467

Telecommunications - .13%
5,200	Crown Castle International Corporation,
	Convertible Preferred Stock, 6.25%	(e)	280

	Total Preferred Stock (Total cost of $3,303)		3,437

COMMON STOCK and WARRANTS - 1.17% (d)
40,543	Bank of America Corporation		686
44,075	B&G Foods, Inc., Enhanced Income Securities		717
585	Commercial Vehicle Group, Inc. Units (g)		504
53,800	Huntsman Corporation		490
10,052	WKI Holding Company, Inc., (c)(f)(h)		50

	Total Common Stock and Warrants (Total cost of $4,384)		2,447

	TOTAL INVESTMENTS (Total cost of $281,636)		$288,609

(a) Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b) Securities are step interest bonds.  Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c) Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at September 30, 2009 was $ 174.

(d) Percentages indicated are based on total net assets to common shareholders of $ 209,145.

(e) Not rated.

(f)  Non-income producing.

(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1of the Note to Schedule of Investments for vaulation policy.  Total market value

Schedule of Investments - September 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

of Rule 144A securities amounted to $82,426 as of September 30, 2009.

(h) Restricted as to public resale. At the date of acquisition, these securities were valued at cost. The total value of restricted securities owned at September 30, 2009 was $5,542 or 2.65% of total net assets to common shareholders.

(i)  Pay-In-Kind Security

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2009 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of approximately $2,826,000 and a value of $174,000, are valued in good faith at fair market value using methods determined by the Board of Directors.

(b)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments — Continued
September 30, 2009 (Unaudited)

discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(c)  Fair Value Measurement—In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 was effective for the Fund’s fiscal year beginning January 1, 2008.

The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Valuation Inputs	Debt Securities	Equity Securities	Short-term Investments	Interest Rate Swap
Level 1— Quoted Prices	$—	$1,893,000	$—	$—
Level 2— Other Significant Observable Inputs	283,229,000	3,313,000	—	(293,000)
Level 3— Significant Unobservable Inputs	—	174,000	—	—
Total	$283,229,000	$5,380,000	$—	$(293,000)

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2008	$50,000
Net purchases (sales)	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfers in and/or out of Level 3	124,000
Balance, September 30, 2009	$174,000

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 25, 2009

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 25, 2009